PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipments [Abstract]
Amount committed for the acquisition of property, plant and equipment	$ 3,561,992	$ 1,918,997